Distribution Date: Apr 25, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
April 25, 2007
March 30, 2007
March 01, 2007
Citigroup Mortgage Loan Trust; Greenwich Capital
Markets, Inc.; SG Americas Securities, LLC
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
4/25/2007
Accrual Periods:
Begin End
Determination Date: 4/16/2007 Libor Certificates 3/30/2007 4/24/2007
Record Date Libor Certificates: 4/24/2007 Fixed Certificates, Class A's, B-4 3/1/2007 3/31/2007
Record Date Other Certificates: 3/30/2007
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $202,083,000.00 $202,083,000.00 $4,053,192.39 $970,185.45 $0.00 $5,023,377.84 $0.00 $0.00 $198,029,807.61
A-2 $25,968,000.00 $25,968,000.00 $0.00 $120,821.78 $0.00 $120,821.78 $0.00 $0.00 $25,968,000.00
A-3 $76,895,000.00 $76,895,000.00 $0.00 $366,926.30 $0.00 $366,926.30 $0.00 $0.00 $76,895,000.00
A-4 $14,778,000.00 $14,778,000.00 $0.00 $73,470.52 $0.00 $73,470.52 $0.00 $0.00 $14,778,000.00
A-5 $35,525,000.00 $35,525,000.00 $0.00 $172,061.42 $0.00 $172,061.42 $0.00 $0.00 $35,525,000.00
M-1 $16,189,000.00 $16,189,000.00 $0.00 $66,588.21 $0.00 $66,588.21 $0.00 $0.00 $16,189,000.00
M-2 $14,615,000.00 $14,615,000.00 $0.00 $60,852.31 $0.00 $60,852.31 $0.00 $0.00 $14,615,000.00
M-3 $8,769,000.00 $8,769,000.00 $0.00 $36,827.78 $0.00 $36,827.78 $0.00 $0.00 $8,769,000.00
M-4 $7,869,000.00 $7,869,000.00 $0.00 $35,319.33 $0.00 $35,319.33 $0.00 $0.00 $7,869,000.00
M-5 $7,195,000.00 $7,195,000.00 $0.00 $32,553.73 $0.00 $32,553.73 $0.00 $0.00 $7,195,000.00
M-6 $5,396,000.00 $5,396,000.00 $0.00 $24,998.23 $0.00 $24,998.23 $0.00 $0.00 $5,396,000.00
B-1 $4,047,000.00 $4,047,000.00 $0.00 $20,938.95 $0.00 $20,938.95 $0.00 $0.00 $4,047,000.00
B-2 $3,823,000.00 $3,823,000.00 $0.00 $21,573.14 $0.00 $21,573.14 $0.00 $0.00 $3,823,000.00
B-3 $4,946,000.00 $4,946,000.00 $0.00 $27,910.22 $0.00 $27,910.22 $0.00 $0.00 $4,946,000.00
B-4 $8,095,000.00 $8,095,000.00 $0.00 $47,180.79 $0.00 $47,180.79 $0.00 $0.00 $8,095,000.00
CE-1* $13,490,526.07 $13,490,526.07 $0.00 $803,650.82 $0.00 $803,650.82 $0.00 N/A $13,490,626.07
CE-2* $0.00 $0.00 $0.00 $131,157.74 $0.00 $131,157.74 $0.00 N/A $0.00
P $100.00 $100.00 $0.00 $65,497.92 $0.00 $65,497.92 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $436,193,000.00 $436,193,000.00 $4,053,192.39 $3,078,514.64 $0.00 $7,131,707.03 $0.00 $0.00 $432,139,807.61
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 17311YAA1 $20.05706759 $4.80092561 NA $24.85799320 $0.00000000 $0.00000000 $979.94293241 5.76600%
A-2 17311YAB9 $0.00000000 $4.65271796 NA $4.65271796 $0.00000000 $0.00000000 $1,000.00000000 5.58800%
A-3 17311YAC7 $0.00000000 $4.77178360 NA $4.77178360 $0.00000000 $0.00000000 $1,000.00000000 5.73100%
A-4 17311YAD5 $0.00000000 $4.97161456 NA $4.97161456 $0.00000000 $0.00000000 $1,000.00000000 5.97100%
A-5 17311YAE3 $0.00000000 $4.84338973 NA $4.84338973 $0.00000000 $0.00000000 $1,000.00000000 5.81700%
M-1 17311YAF0 $0.00000000 $4.11317623 NA $4.11317623 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-2 17311YAG8 $0.00000000 $4.16368868 NA $4.16368868 $0.00000000 $0.00000000 $1,000.00000000 5.77000%
M-3 17311YAH6 $0.00000000 $4.19976964 NA $4.19976964 $0.00000000 $0.00000000 $1,000.00000000 5.82000%
M-4 17311YAJ2 $0.00000000 $4.48841403 NA $4.48841403 $0.00000000 $0.00000000 $1,000.00000000 6.22000%
M-5 17311YAK9 $0.00000000 $4.52449340 NA $4.52449340 $0.00000000 $0.00000000 $1,000.00000000 6.27000%
M-6 17311YAL7 $0.00000000 $4.63273351 NA $4.63273351 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 17311YAM5 $0.00000000 $5.17394366 NA $5.17394366 $0.00000000 $0.00000000 $1,000.00000000 7.17000%
B-2 17311YAN3 $0.00000000 $5.64298718 NA $5.64298718 $0.00000000 $0.00000000 $1,000.00000000 7.82000%
B-3 17311YAP8 $0.00000000 $5.64298827 NA $5.64298827 $0.00000000 $0.00000000 $1,000.00000000 7.82000%
B-4 17311YAQ6 $0.00000000 $5.82838666 NA $5.82838666 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1 17311YAR4 $0.00000000 $59.57149601 NA $59.57149601 $0.00000000 $0.00000000 $1,000.00741261 NA
CE-2 17311YAS2 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 17311YAT0 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 17311YAU7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 17311YAV5 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Index +
Interest
Allocation of
Net WAC
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Net WAC
Net WAC
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate(1)
PT Rate (2)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
A-1 5.76600% $971,008.82 $823.37 $0.00 $0.00 $0.00 $0.00 $970,185.45 $0.00
A-2 5.58800% $120,924.32 $102.54 $0.00 $0.00 $0.00 $0.00 $120,821.78 $0.00
A-3 5.73100% $367,237.70 $311.40 $0.00 $0.00 $0.00 $0.00 $366,926.30 $0.00
A-4 5.97100% $73,532.87 $62.35 $0.00 $0.00 $0.00 $0.00 $73,470.52 $0.00
A-5 5.81700% $172,207.44 $146.02 $0.00 $0.00 $0.00 $0.00 $172,061.42 $0.00
M-1 5.70000% $66,644.72 $56.51 $0.00 $0.00 $0.00 $0.00 $66,588.21 $0.00
M-2 5.77000% $60,903.95 $51.64 $0.00 $0.00 $0.00 $0.00 $60,852.31 $0.00
M-3 5.82000% $36,859.03 $31.25 $0.00 $0.00 $0.00 $0.00 $36,827.78 $0.00
M-4 6.22000% $35,349.30 $29.97 $0.00 $0.00 $0.00 $0.00 $35,319.33 $0.00
M-5 6.27000% $32,581.36 $27.63 $0.00 $0.00 $0.00 $0.00 $32,553.73 $0.00
M-6 6.42000% $25,019.45 $21.22 $0.00 $0.00 $0.00 $0.00 $24,998.23 $0.00
B-1 7.17000% $20,956.72 $17.77 $0.00 $0.00 $0.00 $0.00 $20,938.95 $0.00
B-2 7.82000% $21,591.45 $18.31 $0.00 $0.00 $0.00 $0.00 $21,573.14 $0.00
B-3 7.82000% $27,933.91 $23.69 $0.00 $0.00 $0.00 $0.00 $27,910.22 $0.00
B-4 7.00000% $47,220.83 $40.04 $0.00 $0.00 $0.00 $0.00 $47,180.79 $0.00
(1) Limited to the Maximum Rate Cap, as applicable to the Floating Rate Certificates
(2) Includes interest shortfalls from previous payment dates plus interest thereon
(3) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $0.00 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $7,101,347.46
Net Payments to Trust from Swap Counterparty $33,170.09
The aggregate Principal Balance of Mortgage Loans purchased by the Servicer or Sponsor during Net Funds from Supplemental Interest $0.00 the related Collection Period and indicating the Section of this Agreement requiring or allowing the $7,134,517.55 purchase of each such Mortgage Loan; $0.00
Distributions (B):
Trustee Fee
$2,810.52
Supplemental Interest Trust:
Net Payments to Counterparty from Swap Trust (Swap IO) $0.00
Swap Notional Balance $291,396.00 Total Interest distributed $3,078,514.64
Deposit: Net Counterparty Payment $33,170.09 Total Principal distributed $4,053,192.39
Deposit: Counterparty Termination Payment $0.00 $7,134,517.55
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 (A)-(B): $0.00
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00
Withdrawal : to pay interest on certificates $0.00 Collection Account Ending Balance $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00
Withdrawal : to CE-1, remaining amounts $33,170.09
Fees:
Total Fees
$59,021.07
Net WAC Rate Carryover Reserve Account:
Servicing Fee $56,210.55
Deposit $0.00 Trustee Fee $2,810.52
Withdrawal $0.00
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
0.000% Excess available interest (A): $770,480.73
B) Ending Collateral Balance $445,630,433.68
C) 38.10% of prior period Senior Enhancement % 8.074% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Net WAC Rate Carryover Reserve Account $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE-1 $770,480.73
F) Applicable Cumulative Loss % 100.000%
G) Cumulative Loss % 0.000% (B): $770,480.73
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $0.00
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.10% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E) NO
Stepdown Date:
NO
Relevant Information:
Senior Enhancement Percentage
21.191243%
Overcollateralization:
Overcollateralization Amount (before distributions)
$13,490,526.07 The earlier of:
Overcollateralization Release Amount $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Deficiency $0.00 1) later of (x) Distribution in April 2010 NO
Targeted Overcollateralization Amount $13,490,526.07 (y) Date when Senior Enhancement % >=42.00% NO
Overcollateralization Amount (after distributions) $13,490,526.07
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
449,683,626.07
4,053,192.39
0.00
445,630,433.68
207,674.86
3,805,726.77
39,790.76
0.00
0.00
4,053,192.39
3,040,631.41
56,210.55
0.00
1,763.71
0.00
0.00
0.00
2,982,657.15
65,497.92
0.00
7,101,347.46
2,203
2,186
0.9909865689
8.11405%
7.60655%
11.45363%
0.00
0.00
0.00
0.00
2,050,607.44
8
0
0.00
131,157.74
56,210.55
0.00
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
457 26,154,120.51 5.87%
100K to 199.99K
766 116,093,265.93 26.05%
200K to 299.99K
555 135,212,520.61 30.34%
300K to 399.99K
226 77,724,403.54 17.44%
400K to 499.99K
121 53,784,865.75 12.07%
500K to 599.99K
38 20,833,821.63 4.68%
600K to 699.99K
18 11,708,631.86 2.63%
700K to 799.99K
3 2,260,371.29 0.51%
800K to 899.99K
1 893,461.11 0.20%
900K to 999.99K
1 964,971.45 0.22%
Total
2,186
445,630,433.68
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 188,999.99 0.04%
5.50% - 5.99%
29 9,262,391.96 2.08%
6.00% - 6.49%
116 31,563,315.20 7.08%
6.50% - 6.99%
301 73,296,778.96 16.45%
7.00% - 7.49%
277 64,091,651.32 14.38%
7.50% - 7.99%
358 86,988,679.66 19.52%
8.00% - 8.49%
160 34,593,549.06 7.76%
8.50% - 8.99%
225 50,129,347.49 11.25%
9.00% - 9.49%
114 22,862,151.11 5.13%
9.50% - 9.99%
170 26,240,170.22 5.89%
10.00% - 10.49%
64 9,179,778.74 2.06%
10.50% - 10.99%
89 12,006,072.11 2.69%
11.00% - 11.49%
46 4,266,347.56 0.96%
11.50% - 11.99%
88 9,622,151.21 2.16%
12.00% - 12.49%
45 2,769,810.94 0.62%
12.50% - 12.99%
60 6,874,632.99 1.54%
13.00% - 13.49%
21 855,552.85 0.19%
13.50% - 13.99%
17 554,766.53 0.12%
14.00% - 14.49%
2 55,246.96 0.01%
14.50% - 14.99%
1 60,949.30 0.01%
15.50% - 15.99%
1 32,153.22 0.01%
17.50% - 17.99%
1 135,936.30 0.03%
Total
2,186
445,630,433.68
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.11%
Count
Balance ($)
%
2.00% - 2.99%
9 1,735,941.15 0.64%
3.00% - 3.99%
4 1,466,031.06 0.54%
4.00% - 4.99%
84 20,836,932.30 7.73%
5.00% - 5.99%
296 68,063,031.23 25.24%
6.00% - 6.99%
557 135,608,704.73 50.29%
7.00% - 7.99%
189 40,674,041.15 15.08%
8.00% - 8.99%
7 1,285,270.91 0.48%
Total
1,146
269,669,952.53
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.21%

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
272 63,889,414.20 23.69%
4.00% - 4.99%
1 364,763.93 0.14%
5.00% - 5.99%
10 2,417,448.44 0.90%
6.00% - 6.99%
123 33,766,580.24 12.52%
7.00% - 7.99%
282 73,651,941.74 27.31%
8.00% - 8.99%
203 45,960,071.80 17.04%
9.00% - 9.99%
146 31,183,086.65 11.56%
10.00% - 10.99%
75 13,216,257.84 4.90%
11.00% - 11.99%
34 5,220,387.69 1.94%
Total
1,146
269,669,952.53
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.25%
Count
Balance ($)
%
11.00% - 11.99%
2 495,967.15 0.18%
12.00% - 12.99%
118 30,817,072.75 11.43%
13.00% - 13.99%
294 76,705,493.72 28.44%
14.00% - 14.99%
270 67,286,692.40 24.95%
15.00% - 15.99%
201 45,221,908.98 16.77%
16.00% - 16.99%
132 26,361,951.98 9.78%
17.00% - 17.99%
78 12,802,437.76 4.75%
18.00% - 18.99%
39 8,101,189.81 3.00%
19.00% - 19.99%
12 1,877,237.98 0.70%
Total
1,146
269,669,952.53
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.73%
Count
Balance ($)
%
6
1,146 269,669,952.53 100.00%
Total
1,146
269,669,952.53
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,146 269,669,952.53 100.00%
Total
1,146
269,669,952.53
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,146 269,669,952.53 100.00%
Total
1,146
269,669,952.53
100.00%
Indices
Index

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2 Units
71 20,413,014.69 4.58%
3 Units
29 7,502,743.23 1.68%
4 Units
13 4,149,849.07 0.93%
Condominium
166 30,866,184.98 6.93%
Other
22 3,338,959.46 0.75%
Planned Unit Developmen
287 63,096,885.38 14.16%
Single Family
1,596 315,993,206.95 70.91%
Townhouse
2 269,589.92 0.06%
Total
2,186
445,630,433.68
100.00%
Property Type
Type
Count
Balance ($)
%
2005
31 7,315,065.35 1.64%
2006
1,009 196,152,583.84 44.02%
2007
1,146 242,162,784.49 54.34%
Total
2,186
445,630,433.68
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
5.00%- 9.99%
4 121,275.35 0.03%
10.00%-14.99%
17 769,553.24 0.17%
15.00%-19.99%
32 1,665,125.67 0.37%
20.00%-24.99%
240 12,185,089.69 2.73%
25.00%-29.99%
20 1,664,402.52 0.37%
30.00%-34.99%
16 1,858,879.91 0.42%
35.00%-39.99%
17 2,202,002.82 0.49%
40.00%-44.99%
33 6,138,249.57 1.38%
45.00%-49.99%
40 8,358,486.01 1.88%
50.00%-54.99%
71 13,413,490.77 3.01%
55.00%-59.99%
71 15,777,031.37 3.54%
60.00%-64.99%
101 20,666,906.15 4.64%
65.00%-69.99%
133 30,166,678.84 6.77%
70.00%-74.99%
123 27,144,648.46 6.09%
75.00%-79.99%
154 35,580,293.67 7.98%
80.00%-84.99%
443 110,929,156.48 24.89%
85.00%-89.99%
159 39,805,378.97 8.93%
90.00%-94.99%
330 76,768,185.64 17.23%
95.00%-99.99%
131 30,421,338.81 6.83%
100.0%-105.0%
51 9,994,259.74 2.24%
Total
2,186
445,630,433.68
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
4 220,765.53 0.05%
169 - 192
48 6,088,403.23 1.37%
217 - 240
26 3,055,096.78 0.69%
289 - 312
4 644,505.75 0.14%
313 - 336
2 345,155.36 0.08%
337 - 360
1,475 274,716,338.43 61.65%
457 - 480
468 119,761,478.74 26.87%
481 +
159 40,798,689.86 9.16%
Total
2,186
445,630,433.68
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 411
Count
Balance ($)
%
97 - 120
4 220,765.53 0.05%
169 - 192
252 16,383,103.76 3.68%
217 - 240
26 3,055,096.78 0.69%
289 - 312
4 644,505.75 0.14%
313 - 336
2 345,155.36 0.08%
337 - 360
1,885 421,800,593.06 94.65%
457 - 480
13 3,181,213.44 0.71%
Total
2,186
445,630,433.68
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 353

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
17 2,582,887.44 0.58%
ALASKA
2 427,126.07 0.10%
ARIZONA
100 18,875,707.88 4.24%
ARKANSAS
5 564,778.08 0.13%
CALIFORNIA
377 114,611,211.28 25.72%
COLORADO
34 6,353,175.73 1.43%
CONNECTICUT
52 8,563,724.69 1.92%
DELAWARE
7 1,298,657.67 0.29%
DISTRICT OF COLUMBIA
3 704,334.42 0.16%
FLORIDA
426 79,496,327.44 17.84%
GEORGIA
48 5,914,723.26 1.33%
HAWAII
12 5,191,811.08 1.17%
IDAHO
11 1,742,828.48 0.39%
ILLINOIS
93 17,529,380.36 3.93%
INDIANA
11 1,406,885.89 0.32%
IOWA
3 282,976.26 0.06%
KANSAS
4 315,456.20 0.07%
KENTUCKY
14 1,927,873.41 0.43%
LOUISIANA
8 1,156,943.28 0.26%
MAINE
10 1,442,672.76 0.32%
MARYLAND
79 17,790,285.28 3.99%
MASSACHUSETTS
16 3,388,848.31 0.76%
MICHIGAN
31 3,227,340.88 0.72%
MINNESOTA
12 2,056,710.62 0.46%
MISSISSIPPI
12 1,491,697.49 0.33%
MISSOURI
23 3,700,559.27 0.83%
MONTANA
3 595,383.89 0.13%
NEBRASKA
2 240,949.95 0.05%
NEVADA
60 13,469,499.21 3.02%
NEW HAMPSHIRE
13 2,089,325.74 0.47%
NEW JERSEY
53 13,003,449.30 2.92%
NEW MEXICO
9 1,513,052.17 0.34%
NEW YORK
100 24,609,306.40 5.52%
NORTH CAROLINA
21 3,392,250.56 0.76%
OHIO
16 1,387,522.81 0.31%
OKLAHOMA
19 2,731,090.81 0.61%
OREGON
46 9,482,621.44 2.13%
PENNSYLVANIA
72 11,680,629.63 2.62%
RHODE ISLAND
18 4,211,983.70 0.95%
SOUTH CAROLINA
10 1,504,431.86 0.34%
TENNESSEE
40 5,154,626.52 1.16%
TEXAS
125 13,693,353.15 3.07%
UTAH
23 4,463,441.97 1.00%
VERMONT
1 87,762.25 0.02%
VIRGINIA
60 11,933,700.26 2.68%
WASHINGTON
68 16,333,081.12 3.67%
WEST VIRGINIA
5 610,007.22 0.14%
WISCONSIN
10 1,205,796.68 0.27%
WYOMING
2 192,243.51 0.04%
Total
2,186
445,630,433.68
100.00%
Geographic Distribution by State
State

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
MARYLAND
ILLINOIS
WASHINGTON
TEXAS
NEVADA
NEW JERSEY
VIRGINIA
PENNSYLVANIA
OREGON
CONNECTICUT
COLORADO
GEORGIA
HAWAII
TENNESSEE
UTAH
RHODE ISLAND
MISSOURI
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
OKLAHOMA
ALABAMA
NEW HAMPSHIRE
MINNESOTA
KENTUCKY
IDAHO
NEW MEXICO
SOUTH CAROLINA
MISSISSIPPI
MAINE
INDIANA
OHIO
DELAWARE
WISCONSIN
LOUISIANA
DISTRICT OF
COLUMBIA
WEST VIRGINIA
MONTANA
ARKANSAS
ALASKA
KANSAS
IOWA
NEBRASKA
WYOMING
VERMONT
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,174
442,852,260.26
99.38%
443,021,259.94
12
2,778,173.42
0.62%
2,781,807.81
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,186
445,630,433.68
445,803,067.75
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,174
442,852,260.26
99.38%
443,021,259.94
12
2,778,173.42
0.62%
2,781,807.81
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,186
445,630,433.68
100.00%
445,803,067.75
Current
30 - 59
days
Current 99.4%
30 - 59 days 0.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
12 2,778,173.42 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
12
2,778,173.42
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
12
2,778,173.42
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
12
2,778,173.42
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
April 2007
Count
Balance ($)
30 - 59 days
12 2,778,173.42
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Apr 25, 2007
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
CPR/CDR HISTORY REPORT - SIX MONTHS
Current
9.80%
3,845,517.53
Life CPR
9.80%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Apr 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
17 3,821,556.32 3,805,732.70 0.00 449,683,626.07
0.85%
99.15%
1
Prepayment 0.85%
Liquidation 0.00%
Beginning Balance 99.15%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
19038686 112,000.00 111,784.26 111,711.36 0.00 0.00 0.00 N/A 04/05/2007 72.90 8.250% 2,237.13
30256598 357,500.00 357,081.37 356,994.91 0.00 0.00 0.00 N/A 04/09/2007 86.46 12.990% 18,548.50
30290944 592,100.00 584,937.29 584,706.40 0.00 0.00 0.00 Voluntary PIF 03/30/2007 230.89 7.700% 17,960.94
30295323 346,500.00 345,995.58 345,892.67 0.00 0.00 0.00 Voluntary PIF 03/29/2007 102.91 7.990% 0.00
30297766 293,400.00 292,643.53 292,488.68 0.00 0.00 0.00 Voluntary PIF 03/26/2007 154.85 9.350% 0.00
30298004 183,920.00 183,350.01 183,304.44 0.00 0.00 0.00 Voluntary PIF 03/22/2007 45.57 8.825% 0.00
30305882 232,000.00 231,460.35 231,368.57 0.00 0.00 0.00 Voluntary PIF 03/28/2007 91.78 6.990% 6,471.04
30322168 150,000.00 149,914.04 149,884.94 0.00 0.00 0.00 N/A 04/02/2007 29.10 9.400% 5,635.96
30322952 115,000.00 114,854.16 114,826.23 0.00 0.00 0.00 Voluntary PIF 03/22/2007 27.93 12.990% 0.00
30329288 37,514.57 37,306.38 37,275.91 0.00 0.00 0.00 Voluntary PIF 03/28/2007 30.47 7.260% 0.00
30329403 30,749.18 30,216.49 30,119.44 0.00 0.00 0.00 N/A 04/13/2007 97.05 7.390% 0.00
30329437 280,931.21 279,813.35 279,585.73 0.00 0.00 0.00 Voluntary PIF 03/29/2007 227.62 7.210% 0.00
30329460 183,141.36 181,758.17 181,407.16 0.00 0.00 0.00 N/A 04/02/2007 351.01 7.210% 0.00
30329544 92,800.00 92,800.00 92,800.00 0.00 0.00 0.00 Voluntary PIF 03/22/2007 0.00 8.375% 928.00
30333595 300,000.00 299,943.11 299,914.36 0.00 0.00 0.00 N/A 04/04/2007 28.75 8.750% 0.00
30340319 448,000.00 447,702.73 447,552.71 0.00 0.00 0.00 N/A 04/04/2007 150.02 7.500% 13,428.85
30345847 66,000.00 65,916.26 65,899.19 0.00 0.00 0.00 Voluntary PIF 03/27/2007 17.07 12.690% 0.00
Total:
17
3,821,556.32
3,807,477.08
1,744.38
3,805,732.70
0.00
0.00
0.00
65,210.42

Distribution Date: Apr 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Apr 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #